October 10, 2018

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Harbor Funds 1933 Act Registration No. 33-5852 1940 Act Registration No. 811-4676

Ladies and Gentlemen:

Attached for filing on behalf of Harbor Target Retirement Funds (the “Funds”) pursuant to the Securities Act of 1933, as amended, and Rule 497(e) thereunder and the Investment Company Act of 1940, as amended, are exhibits containing interactive data format of risk/return summary information included in the final form of supplement to the Fund’s prospectus, filed pursuant to Rule 497(e) on September 28, 2018 (accession number 0001193125-18-287765).

Please do not hesitate to contact the undersigned at (312) 443-4428 if you have any questions.

Very truly yours,

/s/ Jodie L. Crotteau
Jodie L. Crotteau Assistant Secretary

Cc:	Christopher P. Harvey, Esq. Stephanie Capistrone, Esq. Dechert LLP Charles F. McCain, Esq. Anmarie S. Kolinski Erik D. Ojala, Esq. Diana R. Podgorny, Esq. Harbor Funds

P.O. Box 804660  |  Chicago, Illinois 60680-4108

800-422-1050  |  www.harborfunds.com

Distributed by Harbor Funds Distributors, Inc.